Consolidated Interim Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net income (loss)	$ 1,350,597	$ (682,360)
Adjustments to reconcile net loss to net cash used in operating activities
Revaluation of warrant liability	(171,037)	237,123
Realized loss on investments	3,315	12,452
Unrealized (gain) loss on investments	(2,216,389)	11,585
Share based compensation	89,277	24,312
Change in operating assets and liabilities:
Prepaid expense	80,480	19,647
Accounts payable and accrued liabilities	(14,662)	41,342
Accounts payable - related party	0	109,155
Net cash used in operating activities	(878,419)	(226,744)
Cash flows from investing activities
Purchase of mineral properties	(18,100)	(45,000)
Proceeds from sale of investments	116,096	71,241
Proceeds from sale of rights to mineral property	128,116	0
Net cash used in investing activities	226,112	26,241
Cash flows from financing activities
Loan from related parties	0	101,907
Deposits for future private placement	0	(46,000)
Proceeds from private placement of stock, net	671,903	148,341
Net cash provided by financing activities	671,903	204,248
Net decrease in cash	19,596	3,745
Cash, beginning of period	242,082	2,808
Cash, end of period	261,678	6,553
Supplemental information:
Interest and taxes paid	7,414	0
Noncash investing and financing activities
Stock issued to pay off debt	35,601	36,251
Common stock issued for mineral property	18,135	0
Broker warrants issued	10,891	0
Warrant and option liability recognition	52,145	99,017
Common stock received from sale of rights to mineral property	$ 2,059,520	$ 0